PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of comprehensive income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed statement of comprehensive income
Total operating expenses	¥ 287,523	¥ 188,567	¥ 144,198
Change in fair value of warrants	(1,152)
Income before income taxes	290,188	195,468	149,023
Income tax expenses	(44,737)	(30,048)	(20,870)
Net income	245,451	165,420	128,153
Other comprehensive loss
Foreign currency translation adjustments, net of nil income taxes	(7)	49	(82)
Tax on foreign currency translation adjustments	0	0	0
Total comprehensive income	245,444	¥ 165,469	¥ 128,071
Fang | Reportable Legal Entities
Condensed statement of comprehensive income
Total operating expenses	(202)
Change in fair value of warrants	(1,152)
Share of income from subsidiaries and consolidated VIE	246,805
Income before income taxes	245,451
Net income	245,451
Other comprehensive loss
Foreign currency translation adjustments, net of nil income taxes	(7)
Tax on foreign currency translation adjustments	0
Total comprehensive income	¥ 245,444